MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortized cost	$ 0	$ 33,429
Unrealized losses	0	0
Unrealized Gains	0	319
Market value	0	33,748
Government bonds [Member]
Amortized cost	0	5,128
Unrealized losses	0	0
Unrealized Gains	0	0
Market value	0	5,128
Commercial bonds [Member]
Amortized cost	0	27,970
Unrealized losses	0	0
Unrealized Gains	0	0
Market value	0	27,970
Equity securities [Member]
Amortized cost	0	331
Unrealized losses	0	0
Unrealized Gains	0	319
Market value	$ 0	$ 650